BANK LOANS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Bank Loans
Short-term loans	$ 637,755	¥ 100,000,000	¥ 700,000,000
Current portion of long-term loans	963,202	151,030,000	230,785,000
Long-term loans	155,752	24,422,000	175,452,000
Bank loans	$ 1,756,709	¥ 275,452,000	¥ 1,106,237,000